PERSONNEL (Tables)	12 Months Ended
Dec. 31, 2024
Number and average number of employees [abstract]
Summary of Average Number of Employees
The average number of employees, including executive and non-executive directors, during the year was as follows:

	Year ended December 31,
	2024	2023	2022
Executive director	2	1	1
Non-executive directors	5	6	6
Sales and marketing employees	322	284	191
Technology employees	121	105	91
General and administrative employees	73	55	57
	523	451	346